Consolidated Statements of Equity - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Warrants [Member]	Deficit [Member]	Accumulated other comprehensive income [Member]	Total
Balance at Dec. 31, 2019	$ 90,294	$ 6,676	$ 254	$ (92,272)		$ 4,952
Net loss and comprehensive loss for the year				(26,059)		(26,059)
Other comprehensive income					2,660	2,660
Total comprehesive loss for the year				(26,059)	2,660	(23,399)
Issuance of shares in public equity offering	30,000					30,000
Share issuance costs in a public equity offering	(1,494)					(1,494)
Issuance of shares and warrants in private placement	15,117		2,678			17,795
Share and warrant issuance costs in private placement	(108)					(108)
Redemption of DSU's	128	(132)				(4)
Warrants exercised	2,286		(565)			1,721
Warrants expired		251	(251)
DSUs:
Value of services recognized		401				401
Employee share options:
Value of services recognized		753				753
Exercise of options	482	(297)				185
Balance at Dec. 31, 2020	136,705	7,652	2,116	(118,331)	2,660	30,802
Net loss and comprehensive loss for the year				(36,589)		(36,589)
Total comprehesive loss for the year						(36,589)
Issuance of shares and warrants in public equity offerings	20,692		6,643			27,335
Issuance of shares and warrants in private placement
Share and warrant issuance costs in public equity offerings	(1,709)		(563)			(2,272)
Redemption of DSU's	331	(432)				(101)
DSUs:
Value of services recognized		583				583
Employee share options:
Value of services recognized		1,738				1,738
Exercise of options	217	(171)				46
Balance at Dec. 31, 2021	$ 156,236	$ 9,370	$ 8,196	$ (154,920)	$ 2,660	$ 21,542